SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
SUBSEQUENT EVENTS [Text Block]
NOTE 10. SUBSEQUENT EVENTS.

On February 11, 2015, the Company filed a registration statement on Form S-1 (the “Form S-1”) related to the resale of up to 51,720,000 shares of the Company’s common stock (the “Common Stock”) including 49,330,000 shares of Common Stock issued at a price of $0.03 per share for a total gross cash proceeds of $1,479,900 in a private placement transaction closed on July 19, 2013 and 2,390,000 shares of Common Stock issued pursuant to a consulting agreement date May 10, 2014 between the Company and LP Funding LLC. The selling stockholders may sell common stock from time to time in the principal market on which the stock is traded at the prevailing market price, at prices related to such prevailing market price, in negotiated transactions or a combination of such methods of sale. We will not receive any proceeds from the sales by the selling stockholders. The Form S-1 is currently under SEC review and has not been declared effective yet.

NOTE 5 SUBSEQUENT EVENTS

On May 30, 2014, the Company acquired Dao Sheng Trading Limited (“Dao Sheng”), a limited liability company incorporated in Hong Kong on December 5, 2013, for HKD 10,000 (USD1,290). Dao Sheng is a product trading company based in Hong Kong. On May 19, 2014, the Company incorporated Joymain International Intellectual Property Limited (“Joymain Intellectual”), a limited liability company, in Hong Kong. Joymain Intellectual is a product research and development company based in Hong Kong.